Digital Assets Payable - Schedule of Digital Assets Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Digital assets payables to:
Related parties	$ 10,702,814	$ 8,926,859
Third party payables	138,224,157	71,437,331
Total	$ 148,926,971	$ 80,364,190	$ 34,183,498